General Partner (Details Narrative) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
General Partner Units, units outstanding (in shares)	7,460.6309	7,460.6309	7,460.6309
General Partner Unit	$ 789,235	$ 794,660	$ 782,908
General Partner [Member]
Description of capital interest limitation

Must maintain its interest in the capital of the Fund at no less than the greater of: (i) 1% of aggregate capital contributions to the Fund by all partners (including the General Partner’s contributions) or (ii) $25,000.

Must maintain its interest in the capital of the Fund at no less than the greater of: (i) 1% of aggregate capital contributions to the Fund by all partners (including the General Partner’s contributions) or (ii) $25,000.
General Partner Units, units outstanding (in shares)	7,460.6309	7,460.6309	7,460.6309
General Partner Unit	$ 789,235	$ 794,660	$ 782,908
Description of management fee	Equal to 1/12th of 1.5% of the respective Series' month-end net asset value	Equal to 1/12th of 1.5% of the respective Series’ month-end net asset value
Description of selling agent fees	Equal to 1/12th of 2% of the outstanding Series A Units' month-end net asset value	Equal to 1/12th of 2% of the outstanding Series A Units’ month-end net asset value
Description of broker dealer servicing fee	Equal to 1/12th of 0.15% of their month-end net asset value	Equal to 1/12th of 0.15% of their month-end net asset value
Description of broker dealer custodial fee	Equal to 1/12th of 0.6% of the outstanding Series B Units' month-end net asset value	Equal to 1/12th of 0.6% of the outstanding Series B Units’ month-end net asset value